PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6:                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets at March 31, 2013 and 2012:

	2013	2012

Prepaid Insurance	$4,000	$3,750

Prepaid Rent	10,827	10,827
Prepaid Consulting Fees	47,333	13,125
Other Current Assets	2,187	3,818

	$64,347	$31,520